Decommissioning liability (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of the decommissioning liability [Abstract]
Disclosure of detailed information about reconciliation of the decommissioning liability [text block]
A reconciliation of the decommissioning liability is provided below:

	Year ended	Year ended
	December 31, 2017	December 31, 2016
Balance, beginning of year	$40,992	$44,575
Accretion expense	951	915
Property acquisitions	751	-
Liabilities incurred	2,175	2,193
Change in estimates	(2,665)	(1,165)
Effect of change in risk-free rate and inflation rate factor	5,899	(3,669)
Liabilities settled	(1,190)	(1,857)
Balance, end of year	$46,913	$40,992